Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000008877 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008877 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008877 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008877 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008877 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008877 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008877 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008877 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008877 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008877 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008877 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008877 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000008877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008877 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008876 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008876 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008876 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008876 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008876 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008876 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008876 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008876 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008876 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008876 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000008876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008876 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008876 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000008876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008876 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008886 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008886 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000008886 [Member] | U S Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008886 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008886 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000008886 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000008886 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000008886 [Member] | U S Government Corporations And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000008886 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008886 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000008886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008886 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000008886 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008886 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008886 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008886 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000008886 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008886 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000008885 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008885 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000008885 [Member] | U S Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008885 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000008885 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000008885 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000008885 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000008885 [Member] | U S Government Corporations And Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000008885 [Member] | Mortgage Backed Securities Issued By U S Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008885 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000008885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000008885 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000008885 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000008885 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008885 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000008885 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000008885 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000008885 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000027161 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027161 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027161 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027161 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000027161 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027161 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027161 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027161 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027161 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027161 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027161 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027161 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000027161 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027161 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000027161 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073278 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073278 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073278 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073278 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073278 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073278 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073278 [Member] | International Paper Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073278 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073278 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073278 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073278 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000073278 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073278 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073278 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073278 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073278 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000073278 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000073278 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000073278 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073278 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073278 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000073278 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095456 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095456 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095456 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000095456 [Member] | U S Treasury Note 4 250 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095456 [Member] | U S Treasury Note 4 375 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000095456 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095456 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095456 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095456 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095456 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000095456 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000095456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095456 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000095456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000095456 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000095456 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104936 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000104936 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000104936 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104936 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104936 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104936 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104936 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104936 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104936 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104936 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104936 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000104936 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000104936 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000104936 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000104936 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000104936 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104936 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173477 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173477 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173477 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173477 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173477 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173477 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173477 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173477 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000173477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000173477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000173477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000173477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000173477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000173477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000173477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000173477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173477 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000173477 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173477 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173477 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000173477 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000173477 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000173477 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000173477 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173477 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173478 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173478 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173478 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000173478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000173478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000173478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173478 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%